Stockholders' Equity (Details) - Schedule of common stock subject to possible redemption reflected on the balance sheet - USD ($)	9 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Schedule Of Common Stock Subject To Possible Redemption Reflected On The Balance Sheet Abstract
Gross proceeds from Initial Public Offering	$ 57,339,200	$ 57,338,908
Less:
Fair Value of Public Warrants at Issuance	(3,201,883)	(3,201,883)
Offering Costs allocated to common stock subject to possible redemption	(3,547,468)	(3,547,176)
Plus:
Accretion of common stock subject to possible redemption amount	5,431,782	1,733,440
Common stock subject to possible redemption	$ 56,021,637	$ 52,323,289